Summary of Significant Accounting Policies - Schedule of Reconciliation of Fair Value Derivative Liability (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Accounting Policies [Abstract]
Beginning Balance	$ 5,659,332	$ 3,012,597	$ 475,619
Conversions of debt to equity	(1,420,444)	(656,462)	(1,004,730)
Change in fair value of the liability	(824,867)	1,493,615	(1,016,430)
Additions to the liability		1,799,662	4,558,138
Ending Balance	$ 3,404,101	$ 5,659,332	$ 3,012,597